STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS
REVENUE, NET	$ 340,681	$ 234,930	$ 918,516	$ 759,498	$ 953,681	$ 480,713
COST OF REVENUES
Cost of revenues	186,892	172,898	523,653	479,672	543,639	307,168
GROSS PROFIT	153,789	62,032	394,863	279,826	410,042	173,545
OPERATING EXPENSES
Selling and marketing	83,748	152,723	385,405	419,230	596,936	213,410
General and administrative	46,879	28,953	153,827	85,340	92,885	61,735
Professional fees	15,070	12,091	149,416	49,187	46,340	82,061
Stock compensation					0	440,694
Uncollectible receivables			0	10,000	10,000	0
Total operating expenses	145,697	193,767	688,648	553,757	746,161	797,900
INCOME (LOSS) FROM OPERATIONS	8,092	(131,735)	(293,785)	(273,931)	(336,119)	(624,355)
OTHER INCOME (EXPENSE)
Interest income (expense)	0	0	0	(2,785)	(2,785)	(12,156)
Interest income (expense), non-cash item					0	(5,604)
Recovery of retailer chargebacks					0	163,765
Loss on debt settlement					0	(14,370)
Gain on forgiveness of accounts payable					0	15,042
Total other expense	0	0	0	(2,785)	(2,785)	146,677
INCOME (LOSS) BEFORE INCOME TAXES	8,092	(131,735)	(293,785)	(276,716)	(338,904)	(477,678)
PROVISION FOR (BENEFIT FROM) INCOME TAXES	0	0	0	0	0	0
NET LOSS ATTRIBUTABLE TO GLUCOSE HEALTH, INC.	8,092	(131,735)	(293,785)	(276,716)	(338,904)	(477,678)
Dividends to preferred stock holders	(25,125)	(25,125)	(75,375)	(74,319)	(99,443)	(49,607)
NET LOSS AVAILABLE FOR COMMON STOCK HOLDERS	$ (17,033)	$ (156,860)	$ (369,160)	$ (351,035)	$ (438,347)	$ (527,285)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	13,848,630	13,848,630	13,848,630	12,550,039	12,877,355	11,467,101
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - BASIC AND DILUTED	$ (0.00)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.05)